Finance Income and Finance Expense	12 Months Ended
Dec. 31, 2024
Finance Income and Finance Expense [Abstract]
Finance income and finance expense

23. Finance income and finance expense

	2024	2023	2022
Interest income	3,327	336,393	119,652
Revaluation gain from derivative financial instruments	-	16,766	472,389
Gain on modification of financial instruments	-	40,933	-
Total finance income	3,327	394,092	592,041
Interest expense (incl. bank charges)	19,803	1,149,075	946,958
Net foreign currency exchange loss	576,586	498,003	319,959
Revaluation loss from derivative financial instruments	-	201,734	-
Loss on modification of financial instruments	-	8,144	-
Transaction costs	240,399	-	1,191
Total finance expense	836,788	1,856,956	1,268,108
Finance expense, net	(833,461)	(1,462,864)	(676,067)

On December 5, 2022, the Company entered into a purchase agreement and a Registration Rights Agreement with Lincoln Park Capital Fund, LLC (the “2022 Commitment Purchase Agreement”). Pursuant to the purchase agreement, LPC agreed to subscribe for up to $10,000,000 of our common shares over the 24-month term of the purchase agreement. As consideration for LPC’s irrevocable commitment to purchase common shares upon the terms of and subject to satisfaction of the conditions set forth in the 2022 Commitment Purchase Agreement, the Company agreed to issue 2,500 common shares immediately to LPC as commitment shares. The fair value of the commitment shares issued was recognized as a derivative asset. Subsequently the fair value was adjusted for the part of the right consumed through equity. The Commitment Purchase Agreement expired on January 1, 2025. The remaining fair value of $240,399 was derecognized and recorded as transaction costs through profit and loss in 2024.

In 2023, the revaluation gain from derivative financial instruments of $16,766 relates to the fair value change of warrants attached to the 2023 FiveT Loan. The revaluation loss from derivative financial instruments of $201,734 is related to the revaluation of the financial derivatives embedded in the 2022 FiveT Loan at conversion. The gain and loss on modification of financial instruments of $40,933 and $8,144 respectively, were realized on the modification of loans with warrants. In 2022, the revaluation gain from derivative financial instruments of $472,389 includes $471,098 related to the revaluation of the financial derivatives embedded in the 2022 FiveT Loan and $1,291 related to the revaluation of outstanding warrants from public offerings.

Total interest expense recognized using the effective interest rate method amounted to $0 in 2024, $1,121,243 in 2023 and $934,037 in 2022.